INTERNATIONAL EQUITY FUND
1998 Annual Report





                              THE FLEX-PARTNERS
                              Distributed by Adviser Dealer Services, Inc.
                              P.O. Box 7177, Dublin, OH 43017 (800)494-FLEX

INTERNATIONAL EQUITY FUND
PERFORMANCE CAPSULE


PERFORMANCE UPDATE
-------------------------------------------------------------------------------
Period & Average Annual Total Returns
before deduction of sales charges as of 12/31/98
1 year....................................19.78%
Since Inception (9/2/97)..................12.34%

Net of sales charges as of 12/31/98*
1 year....................................14.97%
Since Inception (9/2/97)...................8.95%


QUARTERLY PERFORMANCE
-------------------------------------------------------------------------------
Quarterly Total Returns for 1998 before deduction of sales charges

First Quarter.............................12.89%
Second Quarter.............................2.11%
Third Quarter............................-13.03%
Fourth Quarter............................19.48%

Quarterly Total Returns for 1998 net of sales charges

First Quarter..............................8.35%
Second Quarter............................-1.95%
Third Quarter............................-16.54%
Fourth Quarter............................14.69%

*    Reflects the deduction of 4.00% maximum sales charges.


REGIONAL HOLDINGS as of 12/31/98
-------------------------------------------------------------------------------

[CHART] The following information was presented as a pie chart:

     United Kingdom      21.4%
     Europe (ex-U.K.)    52.5%
     Japan               21.4%
     Far East (ex-Japan)  4.7%


GROWTH OF $10,000
-------------------------------------------------------------------------------

       International Equity Fund
          (before deduction       International Equity Fund  Morningstar Average
           of sales charges)        (net of sales charges)   Foreign Stock Fund
       -------------------------  -------------------------  -------------------
09/02/97       $10,000                   $ 9,600                   $10,000
09/30/97       $10,528                   $10,106                   $10,614
12/31/97       $ 9,743                   $ 9,354                   $ 9,742
03/31/98       $10,999                   $10,559                   $11,091
06/30/98       $11,231                   $10,782                   $11,014
09/30/98       $ 9,767                   $ 9,377                   $ 9,151
12/31/98       $11,671                   $11,204                   $10,563





PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data represents total returns and average annual total returns for the periods ended 12/31/98 and assumes reinvestment of all dividend and capital gain distributions. The Investment Adviser reimbursed expenses in order to reduce the operating expenses of the Fund during each of the periods shown above. To obtain a prospectus containing more complete information about The International Equity Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call The Flex-Partners at (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing. The Flex-Partners Funds are distributed by Adviser Dealer Services, Inc., which is affiliated with The Flex-Partners and the Flex-funds.


International Equity Fund 1998 Annual Report Page 2


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The Flex-Partners 1998 Annual Report

INTERNATIONAL EQUITY FUND


[PHOTO] Michael Sparkes, Portfolio Manager


     1998 marked the first full year for The International Equity Fund as a member of The Flex-Partners family of mutual funds. We are pleased that the Fund was able to outperform its peer group average during its first full year, with a annual total return of 19.78% before deduction of sales charges. According to Morningstar, the average foreign stock fund gained 12.68% during 1998.

     For international equity markets, this past year was as volatile and tumultuous as any seen in recent years. The contagious Asian financial crisis at last reached the shores of Japan, as the world's second-largest economy fell into recession in May. Efforts by the Japanese government to jump-start the economy seemed promising but their long-term success remains uncertain. Our exposure to Japanese and Pacific Rim markets was lower in 1998 in response to the turmoil. As these markets recovered late in the year, we gradually increased our holdings in this part of our portfolio.

     Emerging markets outside the Pacific Rim were also hit particularly hard this year. When Russia devalued its currency this summer and defaulted on loans from many Western banks, stock markets around the world plummeted. Our defensive position in response to these events effectively helped the Fund preserve year-to-date gains and compound returns when the markets recovered during the fourth quarter. Persistent instability in other emerging markets, specifically Brazil, leaves us cautious in regards to the long-term prospects for growth in these countries.

     The story in Europe and the United Kingdom was different altogether. Heightened merger activity in select sectors of the market, namely the pharmaceutical and energy stocks, helped boost returns for the year. Growth in the utility and telecommunications industries also aided the Fund during 1998. Regional growth in peripheral European markets continued to be strong, especially in those countries where positive job growth and falling interest rates have raised domestic confidence. Our exposure to these markets contributed greatly to the performance of the Fund during 1998.

     The introduction of the new European common currency, or euro, on January 1, 1999 came with great fanfare and heightened expectations. The common currency should have a positive effect on the economies of the participating countries, reducing trade barriers and lowering operational costs for companies. Lower inflation rates will likely follow, as more efficient manufacturing centers draw increased production and single market pricing becomes more common. We continue to favor investment in markets with good domestic demand, and remain watchful for signs of growth in several countries.

In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks are magnified in countries with emerging markets, which may have relatively unstable governments and less established economies.


International Equity Fund 1998 Annual Report Page 3

THE FLEX-PARTNERS


INTERNATIONAL EQUITY FUND
1998 ANNUAL REPORT
PORTFOLIO HOLDINGS AND FINANCIAL STATEMENTS



International Equity Fund 1998 Annual Report Page 4

                           International Equity Fund
                Portfolio of Investments as of December 31, 1998


INDUSTRIES/CLASSIFICATIONS                               SHARES OR FACE
                                                              AMOUNT     VALUE

COMMON STOCKS - 96.5%

   AEROSPACE/DEFENSE - 1.2%
               British Aerospace plc                           10,207  $  86,700
               Finmeccanica SpA #                              97,100     99,697
               Rolls-Royce plc                                  5,064     20,812
                                                                         207,209

   AGRICULTURE & FOOD - 0.0%
               Kuala Lumpur Kepong Bhd                          2,000      2,431

   AIR TRANSPORT - 0.4%
               BAA plc                                          2,577     29,929
               British Airways plc                              1,262      8,546
               Japan Airlines Co. #                             9,000     23,777
               Singapore Airlines Ltd.                          1,500     11,182
                                                                          73,434

   APPAREL - 0.7%
               Alexon Group plc                                 3,181     10,136
               Castellum AB                                     5,700     61,884
               Espirit Holdings Ltd.                           20,000      8,649
               Onward Kashiyama Co., Ltd.                       3,000     40,374
                                                                         121,043

   AUTO & TRUCK - 2.6%
               Daimler Chrysler AG #                            1,906    188,254
               Honda Motor Co., Ltd.                            3,000     98,673
               Nissan Motor Co., Ltd.                           4,000     12,270
               Toyota Motor Corp.                               6,000    163,303
                                                                         462,500

   AUTOPARTS - 0.5%
               Denso Corp.                                      2,000     37,058
               GKN plc                                          3,824     51,125
               Torotrak plc #                                   2,831      4,027
                                                                          92,210

   BANKING - 13.2%
               Abbey National plc                               3,259     69,789
               Argentaria, Caja Postal y Banco Hipotecar        4,000    103,747
               Asahi Bank Ltd.                                 11,000     40,374
               Australia & New Zealand Banking Group L          3,300     21,354
               Banca Nazionale del Lavoro #                    26,600     79,773
               Bank of East Asia, Ltd.                          3,000      5,247
               Bank of Tokyo-Mitsubishi Ltd.                    8,000     82,981
               Banque Cantonale de Geneve                         320     80,379
               Banque Nationale de Paris                        2,335    192,368
               Barclays plc                                     3,741     80,484
               Compahnie Financiere de Paribas                    800     69,560
               Credito Italiano                                25,000    148,509
               Credit Suisse Group                                500     78,267
               Dai-Ichi Kangyo Bank Ltd.                        6,000     32,022
               Den Danske Bank                                    400     53,737
               Development Bank of Singapore Ltd.               1,200     10,982
               HSBC Holdings plc                                4,596    125,186
               Halifax plc                                      2,574     36,511
               Hang Seng Bank Ltd.                              3,400     30,502
               ING Groep NV                                     2,764    168,635
               Industrial Bank of Japan Ltd.                    7,000     32,333
               Istituto Bancario San Paolo di Torino SpA        5,600     99,170
               Julius Baer Holding AG                              24     79,767
               Malayan Banking Bhd                              4,000      5,746
               National Australia Bank Ltd.                     2,760     41,305
               National Bank of Greece SA                         816    183,573
               National Westminster Bank plc                    1,732     33,372
               Overseas-Chinese Banking Corp., Ltd.             2,000     13,455
               Royal Bank of Scotland Group plc                 2,334     37,554
               Sanwa Bank Ltd.                                  4,000     30,887


International Equity Fund 1998 Annual Report Page 5


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               Schroders plc                                      975     17,618
               Sumitomo Bank Ltd.                               6,000     61,704
               Tokai Bank Ltd.                                  6,000     28,405
               Union Bank of Switzerland #                        618    189,877
               United Overseas Bank Ltd.                        1,000      6,485
                                                                       2,371,658

   BEVERAGE -- ALCOHOLIC - 2.2%
               Diageo plc                                       9,030    101,494
               Foster's Brewing Group Ltd.                      8,300     22,247
               Fraser & Neave Ltd.                              1,000      2,897
               Heineken NV                                      1,800    108,382
               Kirin Brewery Co., Ltd.                          2,000     25,533
               Pernod Ricard                                    1,600    103,974
               Scottich & Newcastle plc                         3,062     34,721
                                                                         399,248

   BROADCASTING -- CABLE TV - 0.4%
               British Sky Broadcasting Group plc               4,966     38,071
               Reuters Holdings plc                             2,832     29,710
                                                                          67,781

   BROADCASTING & PUBLISHING - 0.5%
               News Corporation Ltd.                            6,600     43,395
               Pearson plc                                      2,146     42,777
                                                                          86,172


   BUILDING & CONSTRUCTION - 2.6%
               Blue Circle Industries plc                       3,444     19,885
               Grupo Acciona Sa                                 1,500    122,696
               Obayashi Corp.                                  15,000     72,077
               RMC Group plc                                    1,064     14,517
               Sekisui House Ltd.                               3,000     31,783
               Suez Lyonnaise des Eaux                            840    172,632
               Taisei Corp.                                    10,000     19,238
               Tostem Corp.                                     1,000     19,859
                                                                         472,687

   BUILDING MATERIALS - 0.6%
               CRH plc                                          5,000     86,477
               Wolseley plc                                     4,385     27,689
                                                                         114,166

   CHEMICALS - 0.6%
               Laporte plc                                      2,490     19,307
               Shin-Etsu Chemical Co., Ltd.                     4,000     96,457
                                                                         115,764

   CHEMICALS -- DIVERSIFIED - 2.4%
               Henkel KGaA                                      2,200    196,818
               Hoechst AG                                       2,200     91,276
               Montedison SpA                                 100,000    133,120
               Sekisui Chemical Co., Ltd.                       4,000     26,951
                                                                         448,165

   COMPUTERS & PERIPHERALS - 1.6%
               Cap Gemini                                       1,122    180,171
               Fujitsu Ltd.                                     5,000     66,713
               SAP AG                                              75     35,809
                                                                         282,693

   CONSUMER DURABLES - 0.4%
               Unilever plc                                     6,900     77,553

   COSMETICS - 1.0%
               Kao Corp.                                        4,000     90,428
               L'OREAL                                            115     83,172
                                                                         173,600

   DATA PROCESSING - 0.1%
               Industri-Matematik International
                  Corp. ADR #                                   2,000     10,000

   DISTRIBUTION WHOLESALER - 0.4%
               Marubeni Corp.                                   7,000     12,039
               Mitsui & Co.                                    12,000     67,130
                                                                          79,169


International Equity Fund 1998 Annual Report Page 6

   DIVERSIFIED - 1.3%
               Arriva plc                                       2,100     13,208
               BTR plc                                          5,400     11,052
               Brambles Industries Ltd.                         1,050     25,438
               Broken Hill Proprietary Co., Ltd.                2,350     17,008
               Granada Group plc                                3,639     64,576
               Hutchison Whampoa Ltd.                           7,500     52,762
               Keppel Corp., Ltd.                               2,000      5,430
               Rio Tinto Ltd.                                   1,590     18,627
               Swire Pacific Ltd.                               3,000     13,631
               Williams plc                                     1,100      6,177
                                                                         227,909

   DRUG - 3.0%
               Rhone-Poulenc SA                                 2,800    144,160
               Sankyo Co., Ltd.                                 2,000     43,796
               Sanofi SA                                          945    155,639
               Smithkline Beecham plc                          13,860    194,524
                                                                         538,119

   ELECTRIC PRODUCTION -- MISCELLANEOUS - 2.2%
               CLP Holdings Ltd.                                5,000     25,042
               Chubu Electric Power Co., Inc.                   4,000     80,853
               Endesa SA                                        3,400     90,224
               Hitachi Ltd.                                     6,000     37,235
               National Grid Group plc                          7,307     58,115
               Scottish Power plc                               3,683     37,719
               Sharp Corp.                                      2,000     18,068
               Tenaga Nasional Bhd                              3,000      3,812
               Tokyo Electric Power Co.                         1,400     34,629
                                                                         385,697

   ELECTRONIC COMPONENT -- MISCELLANEOUS - 2.4%
               Fanuc Ltd.                                       1,000     34,310
               Hirose Electric Co., Ltd.                          600     42,076
               Johnson Electric Holdings Ltd.                   2,000      5,137
               Mabuchi Motor Co., Ltd.                            900     69,018
               Matsushita Electric Industrial Co., Ltd.         4,000     70,889
               Omron Corp.                                      3,000     41,171
               Sony Corp.                                       1,000     72,963
               Toshiba Corp.                                   11,000     65,631
               Yokogawa Electric Corp.                          4,000     19,859
                                                                         421,054

   ENGINEERING RESEARCH & DEVELOPMENT - 0.1%
               Sembcorp Industries Ltd. #                       3,000      3,454
               Singapore Technologies Engineering Ltd.          6,000      5,636
                                                                           9,090

   FINANCE - 1.8%
               Credit Saison Co., Ltd.                          2,900     71,602
               Garban plc #                                        67        258
               Lend Lease Corp., Ltd.                           2,200     29,483
               Lloyds TSB Group plc                            13,412    190,357
               Nomura Securities Co., Ltd.                      3,000     26,198
                                                                         317,898

   FINANCIAL SERVICES - 0.9%
               Acom Co., Ltd.                                     500     32,182
               Legal & General Group plc                        1,831     23,840
               Northern Rock plc                                1,636     15,625
               Unidanmark A/S                                   1,000     90,348
                                                                         161,995

   FOOD -- DIVERSIFIED - 3.1%
               Associated British Foods plc                     2,100     19,602
               Cadbury Schweppes plc                            2,060     35,099
               Danone                                             300     85,929
               J Sainsbury plc                                  1,200      9,339
               Nestle SA                                           60    130,615
               Royal Canin SA                                   3,300    206,767
               Tesco plc                                       21,367     61,328
                                                                         548,679


International Equity Fund 1998 Annual Report Page 7

  FOOD -- RETAIL - 1.3%
               Koninklijke Ahold NV                             2,500     92,450
               Laurus NV                                        1,279     32,304
               Nissin Food Products                             3,000     75,667
               Somerfield plc                                   1,500      9,996
               Whitbread plc                                    1,293     16,480
                                                                         226,897

   HOTEL/GAMING - 0.7%
               Accor SA                                           560    121,303
               Genting Bhd                                      1,400      2,166
               Ladbroke Group plc                               2,173      8,678
                                                                         132,147

   HOUSEHOLD PRODUCTS - 1.3%
               Asahi Glass Co., Ltd.                           11,000     68,362
               Benckiser NV                                     1,900    124,527
               Nippon Sheet Glass Co., Ltd.                    13,000     36,650
                                                                         229,539

   HUMAN RESOURCES  - 0.4%
               Vedior                                           4,000     78,862

   INSURANCE -- MULTILINE - 1.6%
               Allied Zurich AG #                               5,597     83,761
               CNP Assurances #                                 3,080     93,624
               ERGO Versicherungs Gruppe AG                       570     94,116
               Royal & Sun Alliance Insurance Group plc         2,162     17,501
                                                                         289,002

   INSURANCE -- PROPERTY/CASUALTY - 0.0%
               Allianz AG                                          12      4,402

   INSURANCE - 3.5%
               AMP Ltd. #                                       1,800     22,522
               Assicurazioni Generali                           4,356    182,282
               Fortis AG #                                        500    181,208
               Guardian Royal Exchange plc                      3,459     19,338
               Prudential Corp., plc                            3,625     54,797
               Skandia Forsakrings AB                           9,100    139,214
               Tokio Marine & Fire Insurance Co.                3,000     35,905
                                                                         635,266

   INVESTMENT COMPANIES - 0.6%
               Corp. Financiera Reunida SA #                    7,000    102,018
               Sime Darby Bhd                                   4,000      3,300
                                                                         105,318

   MACHINERY - 2.1%
               Kubota Corp.                                    20,000     59,754
               Mannesmann AG                                    2,300    263,765
               Toshiba Machine Co., Ltd.                       23,000     47,102
                                                                         370,621

   MANUFACTURING - 2.7%
               FKI plc                                         12,045     26,956
               General Electric Co. plc                         7,728     69,436
               Mitsubishi Heavy Industries Ltd.                18,000     70,215
               Morgan Crucible Co., plc                         1,923      8,879
               RWE AG                                           2,400    131,492
               Siemens AG                                       2,600    167,817
               TI Group plc                                     1,200      6,474
                                                                         481,269

   MEDICAL PRODUCTS - 6.2%
               Glaxo Wellcome plc                               9,153    313,882
               Hoya Corp.                                       1,000     48,760
               Novartis AG                                        250    491,445
               Takeda Chemical Industries                       2,000     77,130
               Yamanouchi Pharmaceutical Co., Ltd.              3,000     96,811
               Zeneca Group plc                                 2,049     89,495
                                                                       1,117,523


International Equity Fund 1998 Annual Report Page 8


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   MINING - 0.2%
               Rio Tinto plc                                    1,800     20,785
               Sumitomo Metal Mining Co.                        7,000     22,776
                                                                          43,561

   OIL & NATURAL GAS - 4.9%
               Australia Gas & Light                            1,300      9,337
               BG plc                                          11,180     70,642
               British Petroleum Co., plc                      21,612    322,562
               Centrica plc #                                  17,585     35,331
               Elf Aquitain SA                                  1,300    150,340
               Hong Kong & China Gas Co., Ltd.                  8,000     10,068
               Nippon Oil Co.                                   6,000     20,958
               Royal Dutch Petroleum Co.                        2,450    122,063
               Tokyo Gas Co.                                   26,000     68,460
               Total SA                                           700     70,927
                                                                         880,688

   PAPER & FOREST PRODUCTS - 0.8%
               Nippon Paper Industries Co.                      6,000     27,341
               Stora Kopparbergs Bergslags Aktiebolag          10,250    113,812
                                                                         141,153

   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.4%
               Fuji Photo Film                                  2,000     74,470

   PRINTING -- COMMERCIAL - 0.2%
               Dai Nippon Printing Co., Ltd.                    2,000     31,951

   PROTECTION -- SAFETY EQUIPMENT - 0.5%
               Secom Co., Ltd.                                  1,000     82,981

   PUBLISHING - 1.1%
               Johnston Press plc                               5,266     18,882
               Reed International plc                           2,541     20,231
               Singapore Press Holdings Ltd.                      946     10,263
               South China Morning Post Holdings Ltd.           9,000      4,647
               United News & Media plc                            673      5,829
               Verenigde Nederlandse Uitgeversbedrijven
                  Verenigd Bezit                                3,700    139,585
                                                                         199,437

   REAL ESTATE MANAGEMENT & INVESTMENT - 1.2%
               British Land Co., plc                            1,233      9,119
               Cheung Kong Holdings Ltd.                        4,000     29,302
               City Developments Ltd.                           4,000     17,454
               HKR International Ltd.                          12,080      7,446
               Henderson Land Development Co., Ltd.             1,000      5,215
               Hysan Development Co., Ltd.                      3,000      4,511
               Land Securities plc                              1,094     13,106
               Mitsubishi Estate Co., Ltd.                      8,000     71,846
               New World Development Co., Ltd.                  4,000     10,146
               Sun Hung Kai Properties Ltd.                     5,000     36,950
               Westfield Holdings Ltd.                          2,700     13,579
                                                                         218,674

   RECREATION - 0.2%
               TAB Ltd. #                                       9,590     18,705
               TABCORP Holdings Ltd.                            2,800     17,174
                                                                          35,879

   RETAIL - 0.3%
               Great Universal Stores plc                       2,832     29,663
               JUSCO Co., Ltd.                                  1,000     20,258
                                                                          49,921
   RETAIL GROCERY - 2.0%
               Ito-Yokado Co., Ltd.                             1,000     70,038
               Superdiplo SA #                                  9,500    267,853
               Woolworths Ltd.                                  5,000     16,775
                                                                         354,666

   RETAIL STORE - 1.7%
               ASDA Group plc                                   3,900     10,399


International Equity Fund 1998 Annual Report Page 9

               Debenhams plc                                    1,627      9,719
               Family Mart Co., Ltd.                            1,000     50,002
               Kingfisher plc                                   3,347     36,199
               Marks & Spencer                                  4,608     31,474
               Marui Co.                                        3,000     57,847
               Metro AG                                         1,300    103,813
                                                                         299,453

   STEEL -- INTEGRATED - 0.4%
               Nippon Steel Corp.                              30,000     54,523
               Sumitomo Metal Industries Ltd.                  18,000     20,586
                                                                          75,109

   TELECOMMUNICATIONS - 3.7%
               Cable & Wireless plc                             3,591     44,185
               Nippon Telegraph & Telephone Corp.                  25    193,268
               Singapore Telecommunications Ltd.               12,000     18,764
               Societe Europeenne des Satellites #                500     81,944
               Swisscom AG #                                      300    125,591
               Telecom Corporation of New Zealand Ltd.          6,900     30,910
               Telecom Italia SpA                              18,850    161,190
               Telefonica SA bonus rights                       2,000         14
                                                                         655,866

   TELECOMMUNICATION EQUIPMENT - 4.2%
               Alcatel Alsthom                                    340     41,633
               Nokia Oyj                                        1,000    122,450
               Olivetti SpA #                                  60,000    209,231
               Storebrand ASA #                                13,250     99,999
               Telefonaktiebolaget LM Ericsson                  1,400     33,335
               Telefonica de Espana                             2,000     89,067
               Vodafone Group plc                               9,388    152,145
                                                                         747,860

   TELECOMMUNICATION SERVICES - 4.7%
               Barry Callebaut AG #                               450    102,221
               British Telecommunications plc                  15,268    229,782
               China Telecom Ltd. #                             4,000      6,945
               Hong Kong Telecommunications Ltd.               22,000     38,479
               Panafon Hellenic Telecom SA #                    6,730    178,439
               Sonera Group Oyj #                               8,600    152,865
               Telecel-Comunicacaoes Pessoais SA                  500    102,210
               Telekom Malaysia Bhd                             2,000      3,297
               Telestra Corp., Ltd. #                           5,900     27,322
                                                                         841,560

   TIRE & RUBBER - 0.3%
               Bridgestone Corp.                                2,000     45,480

   TOBACCO - 1.5%
               BAT Industries plc                               1,221     10,834
               Gallaher Group plc                               3,147     21,325
               Japan Tobacco, Inc.                                  4     40,072
               Rothmans of Pall Mall Bhd                          400      1,606
               Tabacalera SA                                    8,000    202,130
                                                                         275,967

   TRANSPORTATION - 1.5%
               East Japan Railway Co.                              13     72,724
               FirstGroup plc                                   2,601     17,246
               Malaysia International Shipping Bhd              1,000        913
               National Express Group plc                         989     18,365
               Nippon Yusen Kabushiki Kaisha                    5,000     15,825
               Peninsular and Oriental Steam
                  Navigation Co.                                3,449     40,745
               Railtrack Group plc                              1,049     27,438
               Tokyu Corp.                                      7,000     18,431
               Yamato Transport Co., Ltd.                       4,000     56,030
                                                                         267,717

   WATER UTILITY - 0.1%
               Anglian Water plc                                  950     13,183
               Pennon Group plc                                   543     10,499
                                                                          23,682

   TOTAL COMMON STOCKS
     (Cost  $15,062,948 )                                             17,284,845


International Equity Fund 1998 Annual Report Page 10


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REPURCHASE AGREEMENTS - 3.5%

     State Street Bank, 4.35%, 01/04/99,
     (Collateralized by $455,000 U.S. Treasury
     Notes, 8.75%, 05/15/17, market value - $633,232)         622,000    622,000

   TOTAL REPURCHASE AGREEMENTS
   (Cost  $622,000 )                                                     622,000

TOTAL INVESTMENTS - 100.0%
(Cost  $15,684,948 )                                                  17,906,845

TRUSTEE DEFERRED COMPENSATION*

         Flex-funds Highlands Growth Fund                         105       2222
         Flex-funds Muirfield Fund                                103        705
         Flex-funds Total Return Utilities Fund                    16        297
         Flex Partners International Equity Fund                   68        986

   TOTAL TRUSTEE DEFERRED COMPENSATION
   (Cost     $3,860 )                                                     $4,210


# Represents non-income producing securities.

ADR   American Depositary Receipt

* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

Portfolio Composition by Country of Domicile as of 12/31/98.

   United Kingdom - 21.5%                            Hong Kong - 1.7%
   Japan - 21.4%                                     Finland - 1.6%
   France - 10.8%                                    Belgium - 1.5%
   Switzerland - 7.4%                                Denmark - 0.8%
   Germany - 7.4%                                    Portugal - 0.6%
   Italy - 6.4%                                      Norway - 0.6%
   Spain - 5.7%                                      Singapore - 0.6%
   Netherlands - 5.0%                                Ireland - 0.5%
   Sweden - 2.1%                                     New Zealand - 0.2%
   Greece - 2.1%                                     Malaysia - 0.1%
   Australia - 2.0%

See accompanying notes to financial statements.


International Equity Fund 1998 Annual Report Page 11

 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                                             INTERNATIONAL
                                                EQUITY
                                                 FUND
  Assets:
   Investments, at value (cost $15,062,948)   $17,284,845
   Repurchase agreements, at cost                 622,000
   Cash and foreign currency, at value (cost      304,795
   Receivable for capital stock issued             10,183
   Receivable for investments sold                628,867
   Dividends, interest and tax reclaims
      receivable, at value                         48,651
   Receivable from investment adviser               9,883
   Unamortized organization costs                  21,378
   Trustee Deferred Compensation Plan asset,        4,210
   Other assets                                     4,467
   Total Assets                                18,939,279

  Liabilites:
   Payable for investments purchased              622,000
|| Payable for capital stock redeemed                 ---
   Dividends payable                                   30
   Accrued management fees                         15,014
   Accrued fund accounting fees                     2,362
   Accrued transfer agent fees                      1,427
    Accrued administrative fees                     1,179
   Accrued 12b-1 distribution and shareholder       9,591
   Trustee Deferred Compensation Plan, at val       4,210
   Other accrued liabilities                       10,098
   Total Liabilities                              665,911

  Net Assets                                  $18,273,368

  Components of Net Assets:
   Capital                                    $16,013,374
   Accumulated undistributed (distributions in excess
      of) net investment income                   (80,139)
   Accumulated undistributed net realized gains (losses)
      from investment and foreign currency tr     120,522
   Net unrealized appreciation (depreciation) of
      investments and foreign currency          2,219,611
  Total Net Assets                            $18,273,368

  Net Assets:                                 $18,273,368

  Outstanding units of beneficial interest (s   1,263,154

  Net asset value -- redemption price per sha      $14.47

  Maximum sales charge                               4.00%

  Maximum offering price per share
   (100%/(100% - sales charge) of net asset value
   adjusted to nearest cent)                       $15.07



 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998
                                             INTERNATIONAL
                                                 EQUITY
                                                  FUND
 Investment Income:
  Interest                                         $36,933
  Dividends                                        280,472
  Foreign taxes withheld                           (25,981)
 Total Investment Income                           291,424

 Expenses:
  Investment management fees                       160,304
  Administration fees                                8,429
  Distribution (12b-1) fees                         20,998
  Fund accounting fees                              29,999
  Transfer agent fees                               16,030
  Audit fees                                         6,476
  Legal fees                                           569
  Custody fees                                      72,672
  Trustees fees and expenses                         8,091
  Postage expense                                      640
  Registration expense                              12,650
  Printing expense                                   1,329
  Amortization of organizational costs               5,825
  Other expenses                                     4,516
 Total Expenses                                    348,528

  Expenses reimbursed by investment adviser        (27,903)

 Net Expenses                                      320,625

 NET INVESTMENT INCOME (LOSS)                      (29,201)

 NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:

  Net realized gains (losses) from investments
   and foreign currency transactions               381,420
  Net change in unrealized appreciation
   (depreciation) of investments                 2,333,615
 NET GAIN (LOSS) FROM INVESTMENTS                2,715,035

 NET INCREASE (INCREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $2,685,834


 See accompanying notes to financial statements.


International Equity Fund 1998 Annual Report Page 12

 STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended     Year ended
                                                Dec. 31, 1998   Dec. 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS:
  Net investment income (loss)                      ($29,201)     ($15,575)
  Net realized gains (losses) from
    investment and futures contract
    transactions                                     381,420      (163,883)
  Net change in unrealized appreciation
   (depreciation) of investments                   2,333,615      (114,004)
 Net increase in net assets
  resulting from operations                        2,685,834      (293,462)

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  In excess of net investment income                 (50,938)          ---
  From net realized gains                            (98,118)          ---
  Net decrease in net assets resulting
   from dividends and distributions                 (149,056)          ---

 CAPITAL TRANSACTIONS:
  Issued                                           5,048,139    12,536,720
  Reinvested                                         149,026           ---
  Redeemed                                        (1,650,643)      (53,190)

 Net increase (decrease) in net assets
   resulting from capital share
   transactions                                    3,546,522    12,483,530

 TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                   6,083,300    12,190,068

 NET ASSETS - Beginning of period                 12,190,068           ---

 NET ASSETS - End of period                       18,273,368   $12,190,068


 SHARE TRANSACTIONS:
  Issued                                             376,007     1,004,830
  Reinvested                                          10,299           ---
  Redeemed                                          (123,624)       (4,358)

 Change in shares                                    262,682     1,000,472



 FINANCIAL HIGHLIGHTS
 INTERNATIONAL EQUITY FUND

                                           Year ended     Sept. 2, 1997* to
                                          Dec. 31, 1998     Dec. 31, 1997

 Net Asset Value, Beginning of Period         $12.18          $12.50

 Income from Investment Operations:
  Net investment income                        (0.02)          (0.02)
  Net gains (losses) from investments           2.43           (0.30)
  Total from investment operations              2.41           (0.32)

 Less Dividends and Distributions:
  In excess of net investment income           (0.04)            ---
  From net realized gains                      (0.08)            ---

  Total distributions                          (0.12)            ---

 Net Asset Value, End of Period               $14.47          $12.18

 Total Return                                  19.78%          (2.56%)(1)

 Ratios/Supplementary Data
  Net assets, end of period ($000)           $18,273         $12,190
  Ratio of expenses to
   average net assets                           2.00%           2.00%(2)
  Ratio of net investment income to
   average net assets                          (0.18%)         (0.43%)(2)
  Ratio of expenses to average net assets
   before waiver of fees                        2.17%           2.68%(2)
  Ratio of net investment income to average
   net assets before waiver of fees            (0.35%)         (1.11%)(2)
  Portfolio turnover                           86.13%          12.71%

* Date of commencement of operations
(1) Not Annualized
(2) Annualized


 See accompanying notes to financial statements.


International Equity Fund 1998 Annual Report Page 13

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.   ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds

The investment objective of the International Equity Fund (the "Fund") is to seek long-term growth from investing primarily in equity securities of foreign issuers.

2.   SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Securities owned by the Fund are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. The Fund obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Deferred Trustee Compensation

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amount are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Foreign Currency Translation

Accounting records of the Fund are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward Currency Contracts

The Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.


International Equity Fund 1998 Annual Report Page 14

Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on an annual basis and distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, differing treatment of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Permanent book and tax basis differences have been reclassified among the components of net assets.

Organizational Costs

The costs related to the organization of the Fund have been deferred and are being amortized by Fund on a straight-line basis over a five-year period.

Investment Income & Expenses

The Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides each Portfolio with investment management, research, statistical and advisory services. Under an Investment Subadvisory Agreements with RMA, Commercial Union Investment Management, LTD serves as subadvisor of the Fund. For such services, the Fund pays monthly fees at the annual rate of 1.00% of the average daily net asset value of the Fund.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed certain limitations. Such reimbursement is limited to the total of fees charged the Fund by RMA and MFSCo. The Fund currently has a 2.00% annual expense limitation as a percentage of average daily net assets.

Certain officers and trustees of the Funds are also officers or directors of MII, RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan") with Advisor Dealer Services (the "Distributor"). Under the provisions of the Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets, to reimburse securities dealers for personal services or maintenance of shareholder accounts.

4.   SECURITIES TRANSACTIONS

For the year ended December 31, 1998, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $16,273,751 and $12,981,439, respectively. The cost of investments for federal income tax purposes and for financial reporting purposes is substantially the same.

5. FEDERAL INCOME TAX INFORMATION (unaudited)

Capital gain distributions from long-term capital gains for the year ended December 31, 1998 were $19,961.


International Equity Fund 1998 Annual Report Page 15

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners Trust


We have audited the accompanying statements of assets and liabilities of The Flex-Partners Trust - International Equity Fund (Fund), including the portfolio of investments as of December 31, 1998, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1998, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-Partners Trust - International Equity Fund at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                  KPMG LLP
                                                  Columbus, Ohio
                                                  February 19, 1999


International Equity Fund 1998 Annual Report Page 16

THE FLEX-PARTNERS
P.O. Box 7177
Dublin, Ohio 43017